UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 47,727,522				$ 22,407,610				$ 47,727,522	$ 22,407,610
Distribution payable	(22,960,018)				(6,035,205)				(22,960,018)	(6,035,205)
Unallocated cash and U.S. Government securities	24,767,504				16,372,405				24,767,504	16,372,405
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 16,477,049					16,477,049
Net income	17,442,939	$ 15,992,906	$ 26,756,030	8,573,870	9,993,624	$ 5,126,399	$ 6,676,003	$ 1,611,621	68,765,745	23,407,647	$ 30,055,752
Distributions declared									(54,448,042)
Ending Balance	$ 30,794,752				16,477,049				30,794,752	16,477,049
Distributed cash payments									$ 37,523,229	$ 21,910,417	$ 44,083,234
Distribution declared (in dollars per share)	$ 4.1500								$ 4.1500
Distributions declared per unit (in dollars per unit)									2.86	$ 1.67	$ 3.36
Fourth quarterly distribution declared per unit (in dollars per unit)									$ 1.75	$ 0.46	$ 0.70
Unallocated Reserve member
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				16,477,046				11,831,014	$ 16,477,046	$ 11,831,014	$ 16,805,689
Net income									68,765,745	23,407,647	30,055,752
Distributions declared									(54,448,042)
Ending Balance	$ 30,794,749				16,477,046				30,794,749	16,477,046	11,831,014
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 3				$ 3	3	3	3
Ending Balance	$ 3				$ 3				$ 3	$ 3	$ 3